Operating Assets and Liabilities - Other Payables (Details) - DKK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021
Operating Assets and Liabilities
Liabilities related to collaboration agreements	kr 70	kr 53
Staff cost liabilities	481	296
Other liabilities	919	781
Provisions	12	13
Accounts payable	245	350
Total at December 31	1,727	1,493
Non-current other payables	11	13
Current other payables	1,716	kr 1,480
Pension obligations	kr 0